Additional Information Regarding Profit or Loss Items (Tables)	12 Months Ended
Dec. 31, 2025
Additional Information Regarding Profit or Loss Items [Abstract]
Schedule of Additional Information Regarding Profit or Loss Items
	For the year ended December 31,
	2025	2024	2023
A. Revenue
Breakdown of revenue by geography
Israel	4,322	6,814	4,947
Europe	189	240	423
Asia	195	1,198	1,072
USA	1,099	841	1,070
Other	1	1	121
	5,806	9,094	7,633

	For the year ended December 31,
	2025	2024	2023
Revenues from key customers, each of which is responsible for 10% or more of the total revenues reported in the Consolidated Financial Statements:
Customer 1	2,175	4,097	2,559
Customer 2	861	-	-
Customer 3	409	1,332	908
	3,445	5,429	3,467

Trade receivables balance from key customers:
Customer 1	523	648	1,592
Customer 2	-	-	-
Customer 3	169	365	469
	692	1,013	2,061
Revenue by product group:
In-Ear Headset systems	3,331	4,945	4,532
SST Headset systems	2,371	3,818	2,713
Other	104	331	388
	5,806	9,094	7,633
	For the year ended December 31,
	2025	2024	2023
B. Cost of revenue
Salaries and related expenses*	1,085	1,190	1,139
Purchases	2,445	4,452	3,164
Depreciation and amortization	87	64	61
Decrease (increase) in inventory	(69)	(633)	(49)
Other	153	217	149
	3,701	5,290	4,464

*	Includes share-based compensation of $59 in 2025, $137 in 2024 and $421 in 2023.

C. Research and development expenses*
Salaries and related expenses	656	518	980
Purchases	47	8	3
Professional consulting	119	6	15
Depreciation and amortization	11	14	19
Other	33	31	31
	866	577	1,048

*	Includes share-based compensation of $48 in 2025, $160 in 2024 and $541 in 2023.

D. Selling and marketing expenses*
Salaries and related expenses	930	1,116	2,969
Exhibitions and advertising	58	119	46
Depreciation and amortization	23	11	25
Other	147	121	130
	1,158	1,367	3,170

*	Includes share-based compensation of $114 in 2025, $284 in 2024 and $2,467 in 2023.

E. General and administrative expenses*
Salaries and related expenses	1,248	1,121	1,400
Professional services	1,614	1,799	131
Rent and maintenance	76	105	57
Depreciation and amortization	86	52	26
Other	137	248	118
	3,161	3,325	1,732

*	Include share-based compensation of $318 in 2025, $279 in 2024 and $807 in 2023.
	For the year ended December 31,
	2025	2024	2023
F. Other expenses (income)
Grants	(48)	-	-
Capital loss	-	5	-
	(48)	5	-

G. Finance expenses
In respect of interest lease liabilities	86	34	12
In respect of credit from banking corporations	1	14	9
Revaluation of a SAFE	-	47	53
Revaluation of a liability in respect of a warrants	-	-	12
Other	17	29	18
	104	124	104

H. Finance income
Securities income	15	81	-
Exchange rate differentials	63	31	67
Other	-	15	-
	78	127	67